Amortized Cost and Fair Value of Held-to-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity fixed-maturity securities, amortized cost
Due after one year through five years, amortized cost	$ 82
Due after ten years, amortized cost	180,316
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	180,398	220,752
Held-to-maturity fixed-maturity securities, fair value
Due after one year through five years, fair value	97
Due after ten years, fair value	204,392
Total held-to-maturity fixed-maturity securities, fair value	$ 204,489	$ 219,516